CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income for the year	$ 61,254,079	$ 317,849,685	$ 129,373,967
Other comprehensive income (loss) not to be reclassified to income in subsequent periods
Remeasurement of results from long-term employee benefits	1,615,981	(2,515,904)	(1,592,649)
Income tax related to remeasurement of results from long-term employee benefits	(565,593)	880,569	557,425
Total other comprehensive income (loss) not to be reclassified to income in subsequent periods	1,050,388	(1,635,335)	(1,035,224)
Total other comprehensive income (loss) for the year	1,050,388	(1,635,335)	(1,035,224)
Total comprehensive income for the year	62,304,467	316,214,350	128,338,743
Attributable to:
– Equity holders of the parent	50,488,062	320,750,312	128,084,551
– Non-controlling interests	11,816,405	(4,535,962)	254,192
Total comprehensive income loss for attributable for the year	$ 62,304,467	$ 316,214,350	$ 128,338,743